THE MANAGERS FUNDS
            MONEY MARKET FUND

  Supplement dated November 19, 1999 to Prospectus
      And Statement of Additional Information
           dated April 1, 1999

The following information supercedes that contained in the Prospectus and Statement of Additional Information.

   Mark Settles has joined John  T.
   Donohue  as co-portfolio manager
   for  the  investment  management
   team  of  J.P. Morgan Investment
   Management      Inc.      ("J.P.
   Morgan").   John Donohue  joined
   J.P.  Morgan in 1997,  and  Mark
   Settles  joined J.P.  Morgan  in
   1994.   Prior to November  1999,
   Robert R. Johnson and Daniel  B.
   Mulvey  served  as  co-portfolio
   managers  with John  Donohue  on
   the   Fund.   J.P.  Morgan  will
   continue to manage the Fund.

   November 19, 1999